Earning Per Share (Tables)	3 Months Ended
Jun. 30, 2014
Earnings Per Share (Tables) [Abstract]
Schedule of Earning per Share
	For the three months ended June 30,		For the six months ended June 30,

	2014	2013	2014	2013
Numerators:
Net income attributable to shareholders of FMC-AG & Co. KGaA	$233,642	$262,524	$439,104	$488,023

Denominators:
Weighted average number of:
Ordinary shares outstanding	301,781,895	302,409,369	301,637,274	302,590,288
Preference shares outstanding(1)	-	3,842,900	-	3,907,756
Total weighted average shares outstanding	301,781,895	306,252,269	301,637,274	306,498,044
Potentially dilutive Ordinary shares	615,485	1,362,863	673,158	1,247,741
Total weighted average Ordinary shares outstanding assuming dilution	302,397,380	303,772,232	302,310,432	303,838,029

Basic earnings per share	$0.77	$0.86	$1.46	$1.59
Fully diluted earnings per share	0.77	0.85	1.45	1.59

(1) As of the preference share conversion on June 28th, 2013, the Company no longer has two classes of shares outstanding.